Particulars of Employees (including Directors) (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of additional information [Abstract]
Schedule of particulars of employees (including directors)

	Six Months Ended December 31
	2022	2021
The average number of staff employed by the group during the period (including directors):
Number of operational staff	11,032	8,825
Number of administrative staff	1,071	879
Number of management staff	8	8
Total	12,111	9,712